Stockholders' Equity (Deficit) - 2025 Equity Incentive Plan - Narrative (Details) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 29, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted during the period		1,461,062
Stock-based compensation expense				$ 140,935	$ 0
Unrecognized stock-based compensation				$ 20,424
weighted average grant date fair value of options granted (in $ per share)		$ 1.99
2025 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of annual incremental in share issuance under plan from year 2027-2035 (in years)		9 years
Percentage of annual incremental in share issuance under plan (in %)		5.00%
Stock option, exercise price (in $ per share)	$ 3
Stock-based compensation expense		$ 1,101,395	$ 0
Unrecognized stock-based compensation		$ 1,800,275
Period during unrecognized stock-based compensation is expected to recognized (in years)		2 years 6 months
weighted average grant date fair value of options granted (in $ per share)		$ 1.99
2025 Equity Incentive Plan | Elizabeth Muller (CEO)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted during the period	811,699
2025 Equity Incentive Plan | Richard Muller (CTO)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted during the period	649,363
2025 Equity Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of shares of authorized to issue under the plan (in shares)		9,500,884